Interim condensed consolidated statements of changes in equity (Parenthetical) - EUR (€) € in Thousands		Jun. 30, 2026	Dec. 31, 2025
Share capital	[1]
Maximum
Share capital		€ 1,000	€ 1,000

[1]	Amounts less than €1,000.